ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

May 5, 2020	Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR	F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Legg Mason Partners Variable Income Trust (the "Registrant")
(Registration Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of the prospectus and statement of additional information used with respect to Western Asset Core Plus VIT Portfolio and Western Asset Variable Global High Yield Bond Portfolio, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 88 to the Registrant's Registration Statement ("Amendment No. 88"), and (b) that Amendment No. 88 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann